Analysis of performance by segment	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Analysis of performance by segment	B1 Analysis of performance by segmentB1.1 Segment results

		2025 $m	2024 $m	2023 $m
	Note	note (i)	note (i)	note (i)
Hong Kong		1,219	1,069	1,013
Indonesia		250	268	221
Mainland China note (ii)		411	363	368
Malaysia		410	338	305
Singapore		706	693	584
Growth markets and other note (iii)		614	688	746
Eastspring		329	304	280
Other income and expenditure unallocated to a segment:
Net investment return and other items note (iv)		(41)	21	(21)
Interest payable on core structural borrowings		(184)	(171)	(172)
Corporate expenditure		(237)	(237)	(230)
Total other expenditure		(462)	(387)	(423)
Restructuring and IFRS 17 implementation costs note (v)		(171)	(207)	(201)
Adjusted operating profit	B1.2	3,306	3,129	2,893
Tax charge on adjusted operating profit	B3.2	(534)	(547)	(444)
Adjusted operating profit after tax		2,772	2,582	2,449
Short-term interest rate and other market fluctuations		120	(105)	(774)
Gain (loss) attaching to corporate transactions note (vi)		1,515	(71)	(22)
Tax (charge) credit on non-operating result	B3.2	(288)	9	59
Profit for the year	B1.5	4,119	2,415	1,712

Attributable to:
Equity holders of the Company		3,978	2,285	1,701
Non-controlling interests		141	130	11
Profit for the year		4,119	2,415	1,712

Basic earnings per share (in cents)		2025	2024	2023
	Note	note (i)	note (i)	note (i)
Based on adjusted operating profit, net of tax and non-controlling interest	B4	101.4¢	89.7¢	89.0¢
Based on profit for the year, net of non-controlling interest	B4	154.2¢	84.1¢	62.1¢
Notes
(i)Segment results are attributed to the shareholders of the Group before deducting the amount attributable to the non-controlling interests. This presentation is applied consistently throughout the document.
(ii)The Mainland China segment reflects the Group’s 50 per cent ownership in CITIC-Prudential Life Insurance Company Limited, a life joint venture with CITIC, a leading Chinese state-owned conglomerate.
(iii)The Growth markets and other segment includes non-insurance entities that support the Group’s insurance business and the result for this segment is after deducting the corporate taxes arising from all the life joint ventures and associates.
(iv)Net investment return and other items include an adjustment to eliminate intercompany profits. Entities within the Prudential Group can provide services to each other, the most significant example being the provision of asset management services by Eastspring to the life entities. If the associated expenses are deemed attributable to the entity’s insurance contracts then the costs are included within the estimate of future cash flows when measuring the insurance contract under IFRS 17. In the Group’s consolidated accounts, IFRS 17 requires the removal of the intercompany profit from the measurement of the insurance contract. Put another way, the future cash flows include the cost to the Group (not the insurance entity) of providing the service. In the period that the service is provided, the entity undertaking the service, for example Eastspring, recognises the profit it earns as part of its results. To avoid any double counting, an adjustment is included within 'net investment return and other items' unallocated to a segment to remove the benefit already recognised when valuing the insurance contract.
(v)Restructuring costs largely comprise the costs of Group-wide projects including reorganisation programmes and initial costs of establishing new business initiatives and operations. The costs include those incurred in insurance and asset management operations of $(49) million (2024: $(59) million; 2023: $(81)
million).
(vi)The gain (loss) attaching to corporate transactions in 2025 and 2024 mainly relates to the disposal or partial disposal of businesses. In 2025, it largely represents the gain arising from a reduction in the Group’s interest in ICICI Prudential Asset Management Company Limited (from 49 per cent to 34.59 per cent) as discussed further in note D6.3. The $22 million loss in 2023 largely reflected costs incurred on the termination of corporate services.
B1.2 Determining operating segments and performance measure of operating segments
Operating segments
The Group's operating and reported segments for financial reporting purposes are defined and presented in accordance with IFRS
8 ‘Operating Segments’. Under the Group’s management and reporting structure, its chief operating decision maker is the Group
Executive Committee (GEC), chaired by the Chief Executive Officer. There have been no changes to the Group’s operating segments from those reported in the Group’s consolidated financial statements for the year ended 31 December 2024. Operations and transactions that do not form part of any business unit are reported as ‘Unallocated to a segment’ and generally comprise head office functions.
Performance measure
The performance measure of operating segments utilised by the Group is IFRS operating profit based on longer-term investment returns (adjusted operating profit) as described below. This measurement basis distinguishes adjusted operating profit from other constituents of total profit or loss for the year, including short-term interest rate and other market fluctuations and gain or loss on corporate transactions. Note B1.1 shows the reconciliation from adjusted operating profit to total profit for the year.
Determination of adjusted operating profit
(a)Approach adopted for insurance businesses
The measurement of adjusted operating profit reflects that, for the insurance business, assets and liabilities are held for the longer term. The Group believes trends in underlying performance are better understood if the effects of short-term fluctuations in market conditions, such as changes in interest rates or equity markets, are excluded.
The method of allocating profit between operating and non-operating components involves applying longer-term rates of return to the Group’s assets held by insurance entities (including joint ventures and associates). These longer-term rates of return are not applied when assets and liabilities move broadly in tandem and hence the effect on profit from short-term market movements is more muted. In summary, the Group applies the following approach when attributing the ‘net investment result’ between operating and non-operating profit:
–Returns on investments that meet the definition of an ‘underlying item’, namely those investments that determine some of the amounts payable to a policyholder such as assets within unit-linked funds or with-profits funds, are recorded in adjusted operating profit on an actual return basis. The exception is for investments backing the shareholders’ 10 per cent share of the estate within the Hong Kong with-profits fund. Changes in the value of these investments, including those driven by market movements, pass through the income statement with no liability offset. Consequently, adjusted operating profit recognises investment return on a longer-term basis for these assets.
–For insurance contracts measured under the general measurement model (GMM), the impact of market movements on both the non-underlying insurance contract balances and the investments they relate to are considered together. Adjusted operating profit allows for the long-term credit spread (net of the expected defaults) or long-term equity risk premium on the debt and equity-type instruments, respectively. Deducted from this amount is the unwind of the illiquidity premium included in the current discount rate for the liabilities and any non-attributable investment management expenses.
–Some GMM best estimate liabilities (BEL) components are calculated by reference to the investment return of assets, even if the
BEL component itself is not considered an underlying item, for example, the BEL component related to future fee income or a guarantee. In these cases for the purposes of determining operating profit, the BEL component is calculated assuming a longer-
term investment return and any difference between the actual return arising in the period and the longer-term investment return is taken to non-operating profit. There is no impact on the balance sheet of this allocation.
–A longer-term rate of return is applied to all other investments held by the Group’s insurance business for the purposes of calculating adjusted operating profit. More details on how longer-term rates are determined are set out below.
The difference between the net investment result recorded in the income statement and the longer-term returns determined using the above principles is recorded as ‘short-term interest rate and other market fluctuations’ as a component of non-operating profit.
The ‘insurance service result’ is largely recognised in adjusted operating profit in full with the main exception being the gains or losses that arise from market and other related movements on onerous contracts measured under the variable fee approach
(VFA). If these gains and losses are capable of being offset across more than one annual cohort of the same product or fund as applicable, then the adjusted operating profit is determined by amortising the net of the future profits and losses on all contracts where profits or losses can be shared. Any difference between this and the amount included in the income statement for onerous contracts is classified as part of ‘short-term interest rate and other market fluctuations’, a component of non-operating profit.
(b)Determination of longer-term returns
The longer-term rates of return are estimates of the long-term trend investment returns having regard to past performance, current trends and future expectations. These rates are broadly stable from year to year but may be different between regions, reflecting, for example, differing expectations of inflation in each business unit. The assumptions are for the returns expected to apply in equilibrium conditions. The assumed rates of return do not reflect any cyclical variability in economic performance and are not set by reference to prevailing asset valuations.
For collective investment schemes that include different types of assets (eg equities and debt securities), weighted assumptions are used reflecting the asset mix underlying the relevant fund mandates.
Debt securities and loans
For debt securities and loans, the longer-term rates of return are estimates of the long-term government bond yield, plus the estimated long-term credit spread over the government bond yield, less an allowance for expected credit losses. The credit spread and credit loss assumptions reflect the mix of assets by credit rating. Longer-term rates of return range from 2.8 per cent to 8.7 per cent for 2025 (2024: 2.8 per cent to 8.8 per cent; 2023: 2.8 per cent to 8.4 per cent).
Equity-type securities
For equity-type securities, the longer-term rates of return are estimates of the long-term trend of investment returns for income and capital. Longer-term rates of return range from 8.6 per cent to 15.7 per cent for all years.
Derivative value movements
In the case where derivatives change the nature of other invested assets (eg by lengthening the duration of assets, hedging overseas bonds to the currency of the local liabilities, or by providing synthetic exposure to equities), the longer-term return on those invested assets reflects the impacts of the derivatives.
(c)Non-insurance businesses
For these businesses, the determination of adjusted operating profit reflects the underlying economic substance of the arrangements and excludes market-related items only where it is expected these will unwind over time.
B1.3 Revenue
The Group recognises insurance revenue as it satisfies its performance obligations, ie as it provides services under groups of insurance contracts. The insurance revenue relating to services provided for each period represents the total of the changes in the liability for remaining coverage that relate to services for which the Group expects to receive consideration and comprises the following items:
–A release of the CSM, measured based on coverage units;
–Changes in the risk adjustment for non-financial risk relating to current services;
–Claims and other insurance service expenses for the period expected at the beginning of the year; and
–Other amounts include the revenue recognised to cover the tax charge attributable to policyholders and other items, for example experience adjustments for premium receipts for current or past services.
In addition, the Group allocates a portion of premiums that relate to recovering insurance acquisition cash flows to each period using the same amortisation factor used to amortise CSM. The Group recognises the allocated amount, adjusted for interest accretion, as insurance revenue and an equal amount as insurance service expenses.
Non-distinct investment components are excluded from insurance revenue and insurance service expenses.
Policy fees charged on investment contracts without DPF for asset management, policy administration fees and Eastspring’s asset management fee income are recognised when related services are provided.
(a)Analysis of total revenue by segment

	2025 $m
	Insurance operations note (i)
	Hong Kong	Indonesia	Malaysia	Singapore	Growth markets and other	Eastspring	Inter- segment elimination	Total segment	Unallocated to a segment (central operations)	Total
Insurance revenue
Amounts relating to changes in the liability for remaining coverage:
Expected claims and other directly attributable expenses	1,326	632	854	1,237	682	–	–	4,731	–	4,731
Change in risk adjustment for non-financial risk	78	33	34	68	59	–	–	272	–	272
Release of CSM for services provided	1,025	148	214	529	522	–	–	2,438	–	2,438
Other adjustments note (ii)	46	46	41	2	69	–	–	204	–	204
Recovery of insurance acquisition cash flows	1,549	277	309	557	743	–	–	3,435	–	3,435
	4,024	1,136	1,452	2,393	2,075	–	–	11,080	–	11,080
Other revenue note (iii)	29	3	1	–	20	358	–	411	–	411
Total revenue from external customers note (iv)	4,053	1,139	1,453	2,393	2,095	358	–	11,491	–	11,491
Intra-group revenue	–	–	–	–	–	224	(224)	–	–	–
Investment return
Interest income	1,340	105	239	886	822	5	–	3,397	137	3,534
Dividend and other investment income	1,253	65	198	549	145	4	–	2,214	–	2,214
Investment appreciation (depreciation)	6,342	212	199	3,453	459	5	–	10,670	(154)	10,516
	8,935	382	636	4,888	1,426	14	–	16,281	(17)	16,264
Total revenue	12,988	1,521	2,089	7,281	3,521	596	(224)	27,772	(17)	27,755

	2024 $m
	Insurance operations note (i)
	Hong Kong	Indonesia	Malaysia	Singapore	Growth markets and other	Eastspring	Inter- segment elimination	Total segment	Unallocated to a segment (central operations)	Total
Insurance revenue
Amounts relating to changes in the liability for remaining coverage:
Expected claims and other directly attributable expenses	1,195	670	740	1,121	715	–	–	4,441	–	4,441
Change in risk adjustment for non- financial risk	68	37	26	64	62	–	–	257	–	257
Release of CSM for services provided	908	146	206	521	505	–	–	2,286	–	2,286
Other adjustments note (ii)	88	31	50	32	16	–	–	217	–	217
Recovery of insurance acquisition cash flows	1,445	293	268	513	638	–	–	3,157	–	3,157
	3,704	1,177	1,290	2,251	1,936	–	–	10,358	–	10,358
Other revenue note (iii)	24	2	–	2	21	333	–	382	–	382
Total revenue from external customers note (iv)	3,728	1,179	1,290	2,253	1,957	333	–	10,740	–	10,740
Intra-group revenue	–	–	–	–	–	221	(221)	–	–	–
Investment return
Interest income	1,077	101	216	797	688	7	–	2,886	209	3,095
Dividend and other investment income	1,279	105	181	651	164	3	–	2,383	–	2,383
Investment appreciation (depreciation)	(3,317)	(86)	736	2,275	604	1	–	213	228	441
	(961)	120	1,133	3,723	1,456	11	–	5,482	437	5,919
Total revenue	2,767	1,299	2,423	5,976	3,413	565	(221)	16,222	437	16,659

	2023 $m
	Insurance operations note (i)
	Hong Kong	Indonesia	Malaysia	Singapore	Growth markets and other	Eastspring	Inter- segment elimination	Total segment	Unallocated to a segment (central operations)	Total
Insurance revenue
Amounts relating to changes in the liability for remaining coverage:
Expected claims and other directly attributable expenses	1,089	582	642	970	670	–	–	3,953	–	3,953
Change in risk adjustment for non- financial risk	73	35	24	55	41	–	–	228	–	228
Release of CSM for services provided	787	187	203	478	538	–	–	2,193	–	2,193
Other adjustments note (ii)	73	32	31	45	71	–	–	252	–	252
Recovery of insurance acquisition cash flows	1,207	306	234	435	563	–	–	2,745	–	2,745
	3,229	1,142	1,134	1,983	1,883	–	–	9,371	–	9,371
Other revenue note (iii)	22	4	4	–	39	299	–	368	1	369
Total revenue from external customers note (iv)	3,251	1,146	1,138	1,983	1,922	299	–	9,739	1	9,740
Intra-group revenue	–	–	–	–	–	184	(184)	–	–	–
Investment return
Interest income	1,033	92	239	785	627	7	–	2,783	164	2,947
Dividend and other investment income	775	93	151	528	117	3	–	1,667	7	1,674
Investment appreciation (depreciation)	2,155	50	177	1,490	1,309	4	–	5,185	(43)	5,142
	3,963	235	567	2,803	2,053	14	–	9,635	128	9,763
Total revenue	7,214	1,381	1,705	4,786	3,975	497	(184)	19,374	129	19,503
Notes
(i)The Group’s share of the results from the joint ventures and associates that are equity accounted for, including the Group’s life joint venture in Mainland
China, is presented in a single line within the Group’s profit before tax on a net of related tax basis, and therefore not shown in the analysis of revenue line items above. Revenue from external customers of the Mainland China joint venture (Prudential’s share) in 2025 is $544 million (2024: $573 million; 2023:
$560 million). Further financial information on the Mainland China joint venture is provided in note D6.3.
(ii)Other adjustments comprise experience adjustment for premium receipts relating to past and current services provided under insurance contracts and insurance revenue earned from contracts measured under the PAA as well as the revenue recognised to cover the tax charge attributable to policyholders.
(iii)Other revenue comprises revenue from external customers and consists primarily of revenue from the Group’s asset management business of $358 million
(2024: $333 million; 2023: $299 million).
(iv)Due to the nature of the business of the Group, there is no reliance on any major customers. Of the Group’s markets, other than Hong Kong, Indonesia,
Malaysia and Singapore as shown above, no individual markets have revenue from external customers that exceeds 10 per cent of the Group total for the years presented.
Additional analysis of investment return
Investment return included in the income statement principally comprises interest income, dividends, investment appreciation and depreciation (realised and unrealised gains and losses) on investments mandatorily classified or designated as fair value through profit or loss (FVTPL) and realised gains and losses (including impairment losses) on items classified at amortised cost. Movements in unrealised appreciation or depreciation of securities designated as FVOCI are recognised in other comprehensive income.
Interest income is recognised as it accrues. Dividends on equity securities are recognised on the ex-dividend date and rental income is recognised on an accrual basis.

	2025 $m	2024 $m	2023 $m
Interest income calculated using the effective interest method	413	477	340
Net gains on financial instruments at FVTPL note	15,784	5,250	9,400
Dividend income from Jackson shares designated at FVOCI recognised in the income statement	–	–	7
Other investment returns (including foreign exchange gains and losses)	331	363	267
Movement in amounts attributable to external unit holders of consolidated investment funds	(264)	(171)	(251)
Investment return recognised in the income statement	16,264	5,919	9,763
Valuation movements in Jackson shares recognised in other comprehensive income	–	–	8
Total investment return recognised in the income statement and other comprehensive income	16,264	5,919	9,771
Note
Net gains on financial instruments at FVTPL comprise interest income, dividend income and investment appreciation (depreciation) on such financial instruments.
Net realised gains and losses on the Group’s investments for 2025 recognised in the income statement amounted to a net gain of $2.9 billion (2024: $(0.5) billion loss; 2023: $(6.0) billion loss).
The overall financial strength of Prudential and the results, both current and future, of the insurance business are in part dependent upon the quality and performance of the various investment portfolios. Prudential’s insurance investments support a range of businesses operating in many geographic areas. Each of the operations formulates a strategy based on the nature of its underlying liabilities, its level of capital and its local regulatory requirements. Prudential’s insurance business’s investments, excluding assets to cover linked liabilities and those attributable to external unit holders of consolidated investment funds, are largely held by Prudential’s Singapore and Hong Kong operations.
All investments are carried at fair value in the statement of financial position with fair value movements, which are volatile from year to year, recorded in the income statement, except for loans and receivables, which are generally carried at amortised cost
(unless designated at FVTPL). In 2023, the Group’s retained interest in Jackson was classified as FVOCI prior to its disposal.
Subject to the effect of the exceptions, the year-on-year changes in investment returns primarily reflect the cumulative impact from the changes in interest rates on bond asset values and the performance of the equity markets. In addition, foreign exchange rates affect the USD value of the translated income. Consistent with the treatment applied for other items of income and expenditure, investment return for operations not using USD as the functional currency is translated at average exchange rates.
B1.4 Net insurance and reinsurance finance income (expense)
Insurance and reinsurance finance income and expenses comprise changes in the carrying amounts of groups of insurance and reinsurance contracts arising from the effects of the time value of money, financial risk and changes therein. These amounts exclude any such changes for groups of contracts with direct participation features that are allocated to a loss component and therefore do not adjust CSM and accordingly are included in insurance service expenses. Insurance finance income and expense include changes in the measurement of groups of contracts caused by changes in the value of underlying items (excluding additions and withdrawals). The Group does not disaggregate insurance finance income or expenses between profit or loss and other comprehensive income.
The following table provides an analysis of net insurance and reinsurance finance income (expense).

	2025 $m	2024 $m	2023 $m
Net finance (expense) income from insurance contracts notes (i)(ii)
Accretion of interest on GMM contracts	(337)	(295)	(233)
Changes in fair value of underlying assets and other adjustments relating to VFA contracts	(13,859)	(3,258)	(8,162)
Effect of changes in interest rates and other financial assumptions	(208)	(491)	(276)
Effect of measuring changes in estimates at current rates and adjusting the CSM at locked-in rates	15	5	43
Net foreign exchange gain	107	21	12
Other finance (expense) from insurance contracts note (iii)	(330)	(136)	(223)
	(14,612)	(4,154)	(8,839)
Net finance income (expense) from reinsurance contracts held notes (i)(ii)
Accretion of interest on GMM contracts	151	109	45
Effect of changes in interest rates and other financial assumptions	(254)	(467)	168
Effect of measuring changes in estimates at current rates and adjusting the CSM at locked-in rates	15	(23)	(11)
Net foreign exchange (loss) gain	(71)	19	(8)
Other finance income from reinsurance contracts note (iv)	–	24	(3)
	(159)	(338)	191
Notes
(i)The Group has made an accounting policy choice to disaggregate the finance component of the risk adjustment and present it under insurance finance income
(expenses) instead of insurance service result.
(ii)The analysis of the investment return on the assets of the Group is provided in note B1.3. The investment return included in the income statement relates to all investment assets of the Group, irrespective of whether the return is attributable to shareholders or policyholders or whether the assets are backing insurance contracts classified as VFA or GMM. The impact of changes in market movements on the assets and insurance contract liabilities will vary depending on whether the insurance contracts are classified as VFA or GMM, which is discussed further in note C6.1. For example, a significant portion of the Group’s investment portfolio comprises assets that are part of the underlying items relating to VFA contracts. Market movements in these underlying assets, as included in Investment return, are matched by a movement in insurance liabilities as included in Insurance finance income (expense). Accordingly, the principal driver for the year-on-year variations in the 'Changes in fair value of underlying assets and other adjustments relating to VFA contracts' in the table above is the investment return element, as shown directionally in the 'Net gains on financial instruments at FVTPL' in the table in note B1.3.
(iii)Other finance expense from insurance contracts includes the effect of changes in the policyholders’ interest in the excess net assets of relevant participating funds of $(320) million (2024: $(110) million; 2023: $(192) million).
(iv)Other finance income (expense) from reinsurance contracts held includes the effect of changes in non-performance risk of reinsurers of less than $1 million
(2024: $24 million; 2023: $(3) million).

	2025 $m	2024 $m	2023 $m
	Profit after tax	Profit after tax	Profit after tax
Hong Kong	1,333	851	976
Indonesia	224	181	156
Mainland China note	(24)	159	(577)
Malaysia note	325	296	257
Singapore	966	566	512
Growth markets and other note	535	503	775
Asset management	1,633	264	254
Total segment profit	4,992	2,820	2,353
Unallocated to a segment (central operations)	(873)	(405)	(641)
Total profit after tax	4,119	2,415	1,712
Note
The Growth markets and other segment comprises all other Asia and Africa insurance businesses alongside amounts that are not included in the segment profit of an individual business unit, including tax on life joint ventures and associates that are accounted for on an equity-method basis. Accordingly, on the segmental analysis of the profit after tax above, the amount shown for Mainland China is before tax (with its tax being included in the Growth markets and other segment).
The Group's share of the Mainland China joint venture's post-tax result was $3 million (2024: $141 million; 2023: $(366) million).